UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  09/30/05



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
       ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          505 Park Avenue

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10022

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name:  Cynthia Englert

      --------------------------

Title: Chief Operating Officer
      --------------------------

Phone:     212.319.6354

      --------------------------


Signature, Place and Date of Signing:


Cynthia Englert            New York, NY   11/07/05

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   47

                                        -------


Form 13F Information Table Value Total:  $121,577
                                                              --------
 (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    23563   321190 SH       SOLE                   321190
ADOBE SYSTEMS                  COM              00724F101     3070   102853 SH       SOLE                   102853
AMERICAN EXPRESS CO COM        COM              025816109     2495    43429 SH       SOLE                    43429
AMERICAN INTL GROUP COM        COM              026874107     1874    30250 SH       SOLE                    30250
AMGEN INC COM                  COM              031162100     3051    38295 SH       SOLE                    38295
APPLE COMPUTER                 COM              037833100     3919    73100 SH       SOLE                    73100
ATS MED INC COM                COM              002083103      185    50000 SH       SOLE                    50000
AUTODESK INC                   COM              052769106     3874    83427 SH       SOLE                    83427
CATERPILLAR INC DEL COM        COM              149123101     2779    47300 SH       SOLE                    47300
CBL & ASSOC PPTYS INC          COM              124830100      377     9200 SH       SOLE                     9200
CISCO SYS INC COM              COM              17275R102     5140   286818 SH       SOLE                   286818
CITIGROUP INC COM              COM              172967101     1737    38158 SH       SOLE                    38158
CONOCOPHILLIPS                 COM              20825C104     2280    32620 SH       SOLE                    32620
DELL COMPUTER CORP COM         COM              24702R101     1417    41425 SH       SOLE                    41425
DNA PRINT GENOMICS INC         COM              23324q103        0    30000 SH       SOLE                    30000
EBAY INC COM                   COM              278642103     1968    47760 SH       SOLE                    47760
EXXON MOBIL CORP.              COM              30231G102      954    15010 SH       SOLE                    15010
FUEL CELL ENERGY INC.          COM              35952H106      145    13175 SH       SOLE                    13175
GENENTECH INC                  COM              368710406     3650    43345 SH       SOLE                    43345
GENERAL ELEC CO COM            COM              369604103     3597   106822 SH       SOLE                   106822
GOLDMAN SACHS GROUP INC        COM              38141G104     3502    28801 SH       SOLE                    28801
GOOGLE                         COM              38259P508     1076     3400 SH       SOLE                     3400
HALLIBURTON                    COM              406216101     1597    23300 SH       SOLE                    23300
HOME DEPOT INC COM             COM              437076102      745    19525 SH       SOLE                    19525
INTEL CORP COM                 COM              458140100     3689   149659 SH       SOLE                   149659
INVITROGEN CORP COM            COM              46185R100     1495    19875 SH       SOLE                    19875
JOHNSON & JOHNSON COM          COM              478160104     3373    53300 SH       SOLE                    53300
KEYCORP NEW COM                COM              493267108      387    12000 SH       SOLE                    12000
MEDTRONIC INC COM              COM              585055106     2442    45536 SH       SOLE                    45536
MICROSOFT CORP COM             COM              594918104     5554   215868 SH       SOLE                   215868
MOTOROLA INC COM               COM              620076109     1798    81600 SH       SOLE                    81600
NETWORK APPLIANCE              COM              64120L104     1377    57985 SH       SOLE                    57985
OCCIDENTAL PETROLEUM           COM              674599105     1525    17850 SH       SOLE                    17850
OPENWAVE COMMUNICATIONS        COM              683718308      311    17283 SH       SOLE                    17283
PNC BANK CORP.                 COM              693475105      580    10000 SH       SOLE                    10000
PROCTER & GAMBLE CO COM        COM              742718109     4001    67294 SH       SOLE                    67294
QUALCOMM INC COM               COM              747525103     3327    74351 SH       SOLE                    74351
SCHLUMBERGER LTD COM           COM              806857108     2409    28550 SH       SOLE                    28550
SLM                            COM              78442P106     2456    45794 SH       SOLE                    45794
ST JUDE MED INC COM            COM              790849103     3067    65542 SH       SOLE                    65542
SYMANTEC CORP COM              COM              871503108     2267   100030 SH       SOLE                   100030
TARGET CORP.                   COM              87612E106     1137    21900 SH       SOLE                    21900
UMPQUA HOLDINGS CORP           COM              904214103      243    10005 SH       SOLE                    10005
UNITED TECHNOLOGIES CORP       COM              913017109     2704    52158 SH       SOLE                    52158
VERIZON COMMUNICAITONS         COM              92343V104     2162    66124 SH       SOLE                    66124
WAL MART STORES INC COM        COM              931142103      353     8055 SH       SOLE                     8055
ZIMMER HLDGS INC COM           COM              98956P102     1927    27975 SH       SOLE                    27975